Summary of Significant Accounting Policies, Narrative (Details) $ in Millions					12 Months Ended
		Jul. 22, 2015	Dec. 02, 2014 facility	Jun. 19, 2013	Dec. 31, 2015 USD ($) terminals systems system facility shares	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Nov. 12, 2015 terminals
Property, Plant and Equipment
Number of assets | terminals					29
Deferred income tax expense					$ 1
Capitalized interest costs					9	$ 6		$ 2
Goodwill					130	164	[1]
Pollution liability insurance deductible					1
Pollution liabilities insurance coverage loss limit					150
Debt, fair Value					2,800	2,600
Debt, carrying value					$ 2,900	2,600
Finite-Lived intangible asset, useful life (years)					35 years
Amortization expense					$ 29
Amortization expense, 2016					29
Amortization expense, 2017					29
Amortization expense, 2018					29
Amortization expense, 2019					29
Amortization expense, 2020					29
Asset retirement obligations						30
Reimbursements from Tesoro					34	26		4
Capital contributions by affiliate	[2]				22	26		5
Unit-based compensation expense	[2]				$ 6	2		$ 2
Units available for future grants (units) | shares					212,310
Minimum
Property, Plant and Equipment
Financial instruments, outstanding term					90 days
Property, plant and equipment, estimated useful life (years)					3 years
Maximum
Property, Plant and Equipment
Cash equivalents maturity period (months)					3 months
Percent of trade payables outstanding					4.00%
Percent of trade receivables outstanding					1.00%
Property, plant and equipment, estimated useful life (years)					28 years
High plains System
Property, Plant and Equipment
Number of assets | system					1
Williston Gathering System
Property, Plant and Equipment
Number of assets | system					1
Uinta Basin Gathering System
Property, Plant and Equipment
Number of assets | systems					1
Green River System
Property, Plant and Equipment
Number of assets | system					1
Rockies Natural Gas Business Acquisition
Property, Plant and Equipment
Goodwill					$ 121
Effective date of acquisition		Jul. 22, 2015	Dec. 02, 2014
Northwest Products System
Property, Plant and Equipment
Goodwill						9
Effective date of acquisition				Jun. 19, 2013
UBFS
Property, Plant and Equipment
Ownership interest					38.00%
Regulated common carrier refined products pipeline system
Property, Plant and Equipment
Pollution liability insurance deductible					$ 5
TRG
Property, Plant and Equipment
Equity method investment					1
Ownership interest					50.00%
Vermillion Gathering System
Property, Plant and Equipment
Number of assets | system					1
Uinta Basin Field Services [Member]
Property, Plant and Equipment
Equity method investment					1
Gathering | Rockies Natural Gas Business Acquisition
Property, Plant and Equipment
Goodwill					$ 22
Processing | Rockies Natural Gas Business Acquisition
Property, Plant and Equipment
Goodwill					$ 99
Refined products
Property, Plant and Equipment
Percent retained for volume losses					0.25%
Refined products | Northwest Products System
Property, Plant and Equipment
Percent retained for volume losses					0.25%
Distillates | Northwest Products System
Property, Plant and Equipment
Percent retained for volume losses					0.125%
Crude oil
Property, Plant and Equipment
Percent retained for volume losses					0.20%
Crude Oil And Refined Products Terminals And Storage Facilities
Property, Plant and Equipment
Number of assets | terminals					27				1
Gas Processing Complexes | Processing
Property, Plant and Equipment
Number of assets | facility					4
Fractionation Facility
Property, Plant and Equipment
Number of assets | facility			1
Fractionation Facility | Processing
Property, Plant and Equipment
Number of assets | facility					1
New accounting standard, early adoption
Property, Plant and Equipment
Unamortized debt issuance costs					$ 43	$ 49

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.